Note 1 - Basis of Presentation and General Information (Tables)	6 Months Ended
Jun. 30, 2017
Notes Tables
Schedule of Recognized Identified Assets Acquired and Liabilities Assumed [Table Text Block]
Consideration in cash	20,500
Less: Net assets of companies acquired	11,191
Excess of consideration over acquired assets	9,309